Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Effective April 1, 2009, John Mirshekari was appointed to manage Air Transportation and John Sheehy was appointed to manage Defense and Aerospace.

The following information supplements the information found in the "Management Contracts" section beginning on page 59.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of April 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 137	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Air Transportation ($43 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Sheehy as of April 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 521	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace ($508 (in millions) assets managed).

The following information supplements the information found in the "Management Contracts" section on page 70.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2009
John Mirshekari	Air Transportation	none
John Sheehy	Defense and Aerospace	$1 - $10,000

SELB-09-02 June 3, 2009
1.475630.144